Reporting Segments and Geographic Information	12 Months Ended
Dec. 31, 2021
Reporting Segments and Geographic Information [Abstract]
REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 13: REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

Operating segments:

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

Geographical information:

Revenue disaggregated by geography, based on the billing address of the Company’s traveler, consists of the following:

	December 31,
	2021	2020
North America	$14,160	$1,168
Other	908	36
	$15,068	$1,204

The geographical area of all long-lived assets for the years ended December 31, 2021 and 2020 is Israel for all periods.